SA Multi-Managed International Equity Portfolio Expense Example - SA Multi-Managed International Equity Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,417
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,587
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	$ 1,699